Prepayments, Deposits And Other Receivables - Additional information (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Prepayments And Other Assets [Line Items]
Percentage Of Loss On Default	45.00%	45.00%
Bottom of range [member]
Disclosure Of Detailed Information About Prepayments And Other Assets [Line Items]
Probability Of Default	0.09%	0.09%
Top of range [member]
Disclosure Of Detailed Information About Prepayments And Other Assets [Line Items]
Probability Of Default	0.44%	0.44%